Treasury risk management - Disclosure of Outstanding Fixed to Float Interest Rate Swaps (Details) - Interest rate swap contract - Fair value hedges - Interest rate risk - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	3,606	1,192
EUR
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	2,000	0
USD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,267	1,192
GBP
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	339	0